11. FINANCIAL INSTRUMENTS (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Details
Cash	$ 493,359	$ 141,011
Sales tax receivables	21,113	9,986
Other receivables	17,247	10,897
Current liabilities	$ 293,108	$ 125,315